Accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Trade accounts payable	$ 9,075	$ 11,147
Accrued payroll	2,776	2,704
Taxes payable	3,654	3,533
Deferred revenue	401	471
Total accounts payable and accrued liabilities	15,947	17,933
Related Party
Short-Term Debt [Line Items]
Due to related parties (note 13)	$ 41	$ 78